Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,951	$ 2,130
Fair value of plan assets	1,178	1,236
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	0	1,119
Fair value of plan assets	0	184
Other
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	422	470
Fair value of plan assets	$ 0	$ 0